Apr. 15, 2020
The Hartford Quality Bond Fund
The Hartford Quality Bond Fund

APRIL 15, 2020

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD QUALITY BOND FUND SUMMARY PROSPECTUS

DATED FEBRUARY 28, 2020, AS SUPPLEMENTED FEBRUARY 28, 2020

AND

HARTFORD FIXED INCOME FUNDS PROSPECTUS

DATED FEBRUARY 28, 2020, AS SUPPLEMENTED THROUGH MARCH 25, 2020

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Reorganization of The Hartford Quality Bond Fund with and into The Hartford Total Return Bond Fund

As disclosed in the supplement dated February 28, 2020, the Board of Directors of The Hartford Mutual Funds, Inc. (the “Company”) approved an Agreement and Plan of Reorganization that provides for the reorganization of The Hartford Quality Bond Fund (“Quality Bond Fund”), a series of the Company, with and into The Hartford Total Return Bond Fund (“Total Return Bond Fund”), a series of the Company (the “Reorganization”). The Reorganization was originally expected to occur after the close of business on or about June 5, 2020. This date has been postponed and the Reorganization is now expected to occur after the close of business on or about July 24, 2020 (although the Reorganization may be further delayed) (“Closing Date”). The Reorganization does not require shareholder approval. A combined information statement/prospectus providing further information regarding the Reorganization will be provided to shareholders of the Quality Bond Fund prior to the Reorganization.

The Reorganization contemplates: (1) the transfer of all of the assets of the Quality Bond Fund to the Total Return Bond Fund in exchange for shares of the Total Return Bond Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Quality Bond Fund as of the close of business on the Closing Date; (2) the assumption by the Total Return Bond Fund of all of the liabilities of the Quality Bond Fund; and (3) the distribution of shares of the Total Return Bond Fund to the shareholders of the Quality Bond Fund in complete liquidation of the Quality Bond Fund. Each shareholder of the Quality Bond Fund will receive shares of the Total Return Bond Fund of the same class, and in equal value to, the shares of the Quality Bond Fund held by that shareholder as of the close of business on the Closing Date.  The Reorganization itself is expected to be a tax-free transaction for federal income tax purposes.

Prior to the Reorganization, the Quality Bond Fund plans on engaging in transition management techniques, including selling portfolio investments. During this time, the Quality Bond Fund may not pursue its investment objective and principal investment strategy. Sales of such assets may result in taxable gains to shareholders, as well as transaction costs, regardless of the fact that the Reorganization itself is expected to be tax free. On or prior to the Closing Date, the Quality Bond Fund may be required to pay a final distribution of ordinary income and/or capital gains. Please consult your financial or tax advisor for information regarding the tax consequences, if any, applicable to your investment.

The Fund was closed to new investors as of the close of business on March 31, 2020. Existing shareholders will be able to purchase additional shares of the Quality Bond Fund until the Closing Date, but any purchase request that cannot be settled prior to the Closing Date will be deemed to be, and will be processed as, a purchase request for shares of the Total Return Bond Fund.

Prior to the Reorganization, shareholders may redeem their shares or exchange their shares, as set forth in the Quality Bond Fund’s prospectus. Such transactions will be treated as normal redemptions or exchanges of shares and may be taxable. As of March 31, 2020, affiliated funds of funds and 529 plans administered by Hartford Funds Management Company, LLC owned approximately 62% of the Quality Bond Fund. These shareholders have the right to redeem all or a portion of their shares at any time prior to the Reorganization.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, any funds.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.